Risk Management - Summary of Reconciliation of Changes in Fair Value Measurement, Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement, assets
Beginning balance		₩ 26,197,311
Ending balance		26,799,201	₩ 26,197,311
Beginning balance		146,838,781
Ending balance		142,585,270	146,838,781
Financial assets at fair value through other comprehensive income, category [member]
Changes in fair value measurement, assets
Beginning balance	[1]	674,850
Ending balance	[1]	885,173	674,850
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance	[1]	5,045
Ending balance	[1]	4,794	5,045
At fair value
Changes in fair value measurement, assets
Beginning balance		5,542,186
Ending balance		4,915,949	5,542,186
Beginning balance		284,825
Ending balance		165,499	284,825
At fair value | Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance		2,176,172
Ending balance		1,995,226	2,176,172
At fair value | Financial assets at fair value through other comprehensive income, category [member]
Changes in fair value measurement, assets
Beginning balance		674,850
Ending balance		885,173	674,850
At fair value | Level 3 | Financial assets at fair value through profit or loss, category [member] | Cooperative [member]
Changes in fair value measurement, assets
Beginning balance		6,872	6,735
Acquisition		0	0
Reclassified category		0	22
Valuation		(459)	115
Disposal		0	0
Foreign currency translation and others		0	0
Ending balance		6,413	6,872
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Unlisted Securities [Member]
Changes in fair value measurement, assets
Beginning balance		309,709	212,762
Acquisition		0	4,000
Reclassified category		0	0
Valuation		52,343	88,256
Disposal		(10)	0
Foreign currency translation and others		1,086	4,691
Ending balance		363,128	309,709
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance		5,045	4,627
Acquisition		0	0
Reclassified category		0	0
Valuation		(251)	418
Disposal		0	0
Foreign currency translation and others		0	0
Ending balance		4,794	5,045
At fair value | Level 3 | Derivatives [member] | Others [Member]
Changes in fair value measurement, assets
Beginning balance		0
Acquisition		3
Reclassified category		170,244
Valuation		(11,282)
Disposal		(67,752)
Foreign currency translation and others		(899)
Ending balance		90,314	0
At fair value | Level 3 | Derivatives [member] | Others [Member]
Changes in fair value measurement, assets
Beginning balance		0
Acquisition		7,496
Reclassified category		129,359
Valuation		8,293
Disposal		(53,373)
Foreign currency translation and others		6,221
Ending balance		₩ 97,996	₩ 0

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.